Annual Fund Operating Expenses - Value Line Small Cap Opportunities Fund, Inc.	Sep. 25, 2026
Value Line Small Cap Opportunities Fund, Inc.
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.21%
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.97%